Available-for-sale financial assets	12 Months Ended
Dec. 31, 2017
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of available-for-sale financial assets [Line Items]
Disclosure of available-for-sale financial assets [text block]
9.	Available-for-sale financial assets

In November 2008, the Company funded the San Jose Reservoir Trust for US$13 million to ensure the continuity of the Company's operations in the San Jose Reservoir after 2018. Such trust is irrevocable and is a separate legal entity of the Company. The grantor is the Company, the trustee is the Banco de Credito del Peru and the beneficiary is the Company; therefore, the Company consolidates the trust. As of December 31, 2017, the trust total balance is US$23,000,000 and is presented as Available-for-sale financial assets (trust total balance of US$16,454,000 as of December 31, 2016).

During 2017, these investments, denominated in U.S. dollars, accrued losses net of taxes of US$3,244,000 (profit of US$651,000 in 2016 and losses of US$757,000 in 2015) which are included in the consolidated statement of comprehensive income.